Annual Fund Operating Expenses - SA Fixed Income Intermediate Index Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.30%
Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Portfolio Operating Expenses	0.37%	[1]
Fee Waivers and/or Expense Reimbursements	0.02%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.35%	[2]
Class 3
Operating Expenses:
Management Fees	0.30%
Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Portfolio Operating Expenses	0.62%	[1]
Fee Waivers and/or Expense Reimbursements	0.02%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.60%	[2]

[1]	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.34% and 0.59%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2022, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.